Loans - Risk category of loans (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans				$ 199,935,846
Net change in other assets	$ 2,033	$ (362,649)	$ (750)	(21,880)
Commercial | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans				6,878,209
Commercial | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans				1,905,255
Commercial | Pass | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans				6,878,209
Commercial | Pass | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans				1,905,255
Commercial Real Estate And Commercial Portfolio
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans				93,364,410
Commercial Real Estate And Commercial Portfolio | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans				84,580,946
Commercial Real Estate And Commercial Portfolio | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans				93,364,410
Commercial Real Estate And Commercial Portfolio | Pass | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans				$ 84,580,946